SEGMENT REPORTING - Reconciliation of Net Income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total gross profit	$ 10,405,365	$ 7,732,782	$ 20,122,024	$ 16,190,224
Sales and marketing	(683,841)	(1,019,498)	(1,412,845)	(1,649,498)
General, administrative and other	(577,539)	(5,499)	(1,274,431)	(646,705)
Depreciation	(1,098)	(1,098)	(2,141)	(2,141)
Other (expense) income	121,601	(127,455)	(21,651)	(242,247)
Interest expense	(584,075)	0	(934,001)	0
Loss on change in fair value of debt	(1,445,229)	(333,879)	(2,398,662)	(375,513)
Unrealized gain (loss) on investments	672,936	(1,039,022)	798,156	(1,054,975)
Provision for income taxes	(1,184,571)	(120,132)	(528,104)	(296,806)
Less: Net loss attributable to non-controlling interests	26,596	(406,641)	487,303	(406,641)
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	6,750,145	4,679,558	14,835,648	11,515,698
Portfolio servicing
Segment Reporting Information [Line Items]
Total gross profit	(76,705)	280,303	(166,128)	668,752
Active management
Segment Reporting Information [Line Items]
Total gross profit	$ 10,482,070	$ 7,452,479	$ 20,288,152	$ 15,521,472